Inventories	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Inventories
6.	Inventories

As at December 31	2022	2021
Finished commercial product available for sale	$2,365	$2,345
Finished retail pharmacy product available for sale	267	266
Unfinished product and packaging materials	589	718

	$3,221	$3,329

Inventories expensed as part of cost of goods sold during the year ended December 31, 2022 amounted to $6,211 (2021 – $5,790; 2020 – $3,355). During the year ended December 31, 2022, the Company wrote off inventory of $38 (2021 – $1,339; 2020 – $682) that had expired or was otherwise unusable through cost of goods sold on the consolidated statements of net income (loss) and comprehensive income (loss).